Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares, Outstanding Options at Beginning of Year	1,665,565	2,788,999	3,022,592
Number of Shares, Granted	318,572	297,151	256,989
Number of Shares, Exercised	(137,874)	(151,085)	(485,582)
Number of Shares, Cancelled	(28,500)	(1,269,500)	(5,000)
Number of Shares, Outstanding Options at End of Year	1,817,763	1,665,565	2,788,999
Number of Shares, Options Exercisable at End of Year	1,285,412	1,035,166	818,215
Weighted-Average Exercise Price, Outstanding Options at Beginning of year	$ 46.37	$ 41.83	$ 37.83
Weighted-Average Exercise Price, Granted	79.83	86.41	68.00
Weighted-Average Exercise Price, Exercised	27.58	32.38	29.72
Weighted-Average Exercise Price, Cancelled	86.35	47.43	53.22
Weighted-Average Exercise Price, Outstanding Options at End of Year	53.03	46.37	41.83
Weighted-Average Exercise Price, Weighted-Average Fair Value of Options Granted during the Year	$ 24.27	$ 32.31	$ 26.35